Other Balance Sheet Information - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 15,084	$ 3,276
Other current assets	2,285	564
Total prepaid expenses and other current assets	$ 17,369	$ 3,840